Intangible Assets - Net - Summary of Intangible Assets of Defined Useful Lives (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Initial balance	$ 6,790
Final balance	$ 27,819